Stock-based compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
a) Stock-based compensation expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2016	2015
Share option plan (note 21(b))	$587	$716
Liability classified restricted share unit plan (note 21(d(i)))	52	(80)
Equity classified restricted share unit plan (note 21(d(ii)))	1,384	713
Equity performance restricted share unit plan (note 21(e))	820	431
Liability classified deferred stock unit plan (note 21(f(i)))	3,187	(735)
Equity classified deferred stock unit plan (note 21(f(ii)))	—	651
	$6,030	$1,696

 b) Share option plan
Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date. For the year ended December 31, 2016, 3,399,399 shares are reserved and authorized for issuance under the share option plan.

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2014	1,765,920	5.87
Exercised(i)	(30,080)	2.75
Forfeited	(287,840)	8.91
Outstanding at December 31, 2015	1,448,000	5.33
Exercised(i)	(102,040)	2.77
Forfeited	(169,880)	5.31
Outstanding at December 31, 2016	1,176,080	5.56

(i)	All stock options exercised resulted in new common shares being issued (note 17(a)).
Cash received from option exercises for the year ended December 31, 2016 was $284 (2015 - $82). For the year ended December 31, 2016, the total intrinsic value of options exercised, calculated as the market value at the exercise date less exercise price, multiplied by the number of units exercised, was $187 (December 31, 2015 - $16).
The following table summarizes information about stock options outstanding at December 31, 2016:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	226,540	5.4 years	$2.75	161,960	5.3 years	$2.75
$2.79	400,000	5.5 years	$2.79	250,000	5.5 years	$2.79
$3.69	25,800	1.9 years	$3.69	25,800	1.9 years	$3.69
$4.90	40,000	5.3 years	$4.90	32,000	5.3 years	$4.90
$5.91	137,500	7.0 years	$5.91	82,500	7.0 years	$5.91
$6.56	73,660	4.9 years	$6.56	73,660	4.9 years	$6.56
$8.28	10,000	2.5 years	$8.28	10,000	2.5 years	$8.28
$8.58	30,000	3.7 years	$8.58	30,000	3.7 years	$8.58
$9.33	55,780	3.1 years	$9.33	55,780	3.1 years	$9.33
$10.13	54,960	4.0 years	$10.13	54,960	4.0 years	$10.13
$13.50	71,840	0.9 years	$13.50	71,840	0.9 years	$13.50
$16.46	50,000	1.3 years	$16.46	50,000	1.3 years	$16.46
	1,176,080	4.8 years	$5.56	898,500	4.5 years	$6.21

At December 31, 2016, the weighted average remaining contractual life of outstanding options is 4.8 years (December 31, 2015 – 5.4 years) and the weighted average exercise price was $5.56 (December 31, 2015 - $5.33). The fair value of options vested during the year ended December 31, 2016 was $594 (December 31, 2015 – $806). At December 31, 2016, the Company had 898,500 exercisable options (December 31, 2015 – 886,220) with a weighted average exercise price of $6.21 (December 31, 2015 – $6.52).
At December 31, 2016, the total compensation costs related to non-vested awards not yet recognized was $269 (December 31, 2015 – $684) and these costs are expected to be recognized over a weighted average period of 0.9 years (December 31, 2015 – 1.7 years). There were no stock options granted under this plan for the years ended December 31, 2016 and 2015, respectively.
c) Senior executive stock option plan
On September 22, 2010, the Company modified a senior executive employment agreement to allow the option holder the right to settle options in cash which resulted in a change in classification of 550,000 stock options (senior executive stock options) from equity to a long term liability. The liability was measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date.
At December 31, 2016, there were no senior executive stock options outstanding (December 31, 2015 - nil). During the year ended December 31, 2015, the senior executive stock option plan expired and 258,200 options were forfeited.
d) Restricted share unit plan
Restricted Share Units (“RSU”) are granted each year to executives and other key employees with respect to services to be provided in that year and the following two years. The majority of RSUs vest at the end of a three-year term. The Company intends to settle all RSUs issued after February 19, 2014 with common shares purchased on the open market through a trust arrangement ("equity classified RSUs"). The Company will continue to settle RSUs granted prior to February 19, 2014 with cash ("liability classified RSUs").
i) Liability classified restricted share unit plan

Number of units
Outstanding at December 31, 2014	615,503
Vested	(277,707)
Forfeited	(47,006)
Outstanding at December 31, 2015	290,790
Vested	(290,790)
Forfeited	—
Outstanding at December 31, 2016	—

During the year ended December 31, 2016, the remaining liability classified restricted share units were settled in cash for $723 (2015 - $1,030). At December 31, 2016, there no unrecognized compensation costs related to non-vested share-based payment arrangements under the liability classified RSU plan.
At December 31, 2015, a current liability of $671 was included in accrued liabilities in the Consolidated Balance Sheet. Using a fair market value of $2.42 at December 31, 2015, there were approximately $61 of total unrecognized compensation costs related to non-vested share-based payment arrangements and these costs were expected to be recognized over the weighted average remaining contractual life of the liability classified RSUs of 0.3 years.
ii) Equity classified restricted share unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2014	262,908	7.91
Granted	580,532	2.89
Modified	(156)	3.62
Vested	(19,798)	3.63
Forfeited	(49,330)	6.37
Outstanding at December 31, 2015	774,156	4.45
Granted	501,523	3.78
Vested	(87,580)	3.51
Forfeited	(64,124)	3.50
Outstanding at December 31, 2016	1,123,975	4.20
At December 31, 2016, there were approximately $1,945 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the equity classified RSU plan (December 31, 2015 – $1,877) and these costs are expected to be recognized over the weighted average remaining contractual life of the RSUs of 1.6 years (December 31, 2015 – 2.1 years). During the year ended December 31, 2016, 87,580 units vested, which were settled with common shares purchased on the open market through a trust arrangement (December 31, 2015 - 19,798 units).
e) Performance restricted share units
On June 11, 2014, the Company entered into an amended and restated executive employment agreement with the Chief Executive Officer (the "CEO") and granted Performance Restricted Share Units ("PSU") as a long-term incentive, which became effective July 1, 2014. Commencing with a grant on July 1, 2015, PSUs were granted to certain additional senior management employees as part of their long-term incentive compensation. The PSUs vest at the end of a three-year term and are subject to performance criteria approved by the Human Resources and Compensation Committee at the date of the grant. The Company intends to settle earned PSUs with common shares purchased on the open market through a trust arrangement.

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2014	66,172	8.50
Granted	357,420	4.19
Outstanding at December 31, 2015	423,592	4.86
Granted	343,706	4.97
Forfeited	(27,998)	4.52
Outstanding at December 31, 2016	739,300	4.84

At December 31, 2016, there were approximately $1,878 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the PSU plan (December 31, 2015 - $1,492) and these costs are expected to be recognized over the weighted average remaining contractual life of the PSUs of 1.8 years (December 31, 2015 - 2.3 years).
The Company estimated the fair value of the PSUs granted during the year ended December 31, 2016 and 2015 using a Monte Carlo simulation with the following assumptions:

	2016	2015
Risk-free interest rate	0.52%	0.47%
Expected volatility	43.30%	41.64%
f) Deferred stock unit plan
On November 27, 2007, the Company approved a Deferred Stock Unit (“DSU”) Plan, which became effective January 1, 2008. Under the DSU plan non-officer directors of the Company receive 50% of their annual fixed remuneration (which is included in general and administrative expenses) in the form of DSUs and may elect to receive all or a part of their annual fixed remuneration in excess of 50% in the form of DSUs. On February 19, 2014, the Company modified its DSU plan to permit awards to executives in addition to directors, whereby eligible executives could elect to receive up to 50% of their annual bonus in the form of DSUs. On December 2, 2015, the executive participation aspect of the plan ended, though DSU’s granted to executives prior to this date will continue to be held. The DSUs vest immediately upon issuance and are only redeemable upon death or retirement of the participant. DSU holders that are not US taxpayers, may elect to defer the redemption date until a date no later than December 1st of the calendar year following the year in which the retirement or death occurred.
The Board of Directors resolved to settle all DSUs granted after February 19, 2014 in common shares purchased on the open market. On December 2, 2015, prior to any actual such settlement, that decision was reversed. Accordingly, all DSUs are settled in cash ("liability classified DSU's").
i) Liability classified deferred stock unit plan

Number of units
Outstanding at December 31, 2014	530,622
Modified	571,569
Redeemed	(173,317)
Outstanding at December 31, 2015	928,874
Granted	171,980
Redeemed	(158,917)
Outstanding at December 31, 2016	941,937
At December 31, 2016, the fair market value of these units was $5.25 per unit (December 31, 2015 – $2.42 per unit). At December 31, 2016, the current portion of DSU liabilities of $nil were included in accrued liabilities (December 31, 2015 - $nil) and the long term portion of DSU liabilities of $4,945 were included in other long term obligations (December 31, 2015 - $2,246) in the Consolidated Balance Sheets. During the year ended December 31, 2016, 158,917 units were redeemed and settled in cash for $488 (December 31, 2015 - 173,317 units were redeemed and settled in cash for $527). During the year ended December 31, 2015, the DSU plan was modified to eliminate the executives receiving 50% of their annual bonus in the form of DSUs. This modification resulted in a payout of $445 to the executives in 2015. There is no unrecognized compensation expense related to the DSUs since these awards vest immediately when issued.
ii) Equity classified deferred stock unit plan
At December 31, 2016, there were no equity classified deferred stock units outstanding (December 31, 2015 - nil).
During the year ended December 31, 2015, 401,841 equity classified DSU's were granted at a weighted average fair value of $3.10 and 571,569 units were modified and reclassed to the liability classified DSU plan at a weighted average fair value of $2.58. On December 2, 2015, the equity classified DSU plan was amended and the remaining units at that date were transferred to the liability classified DSU plan at a fair market value of $2.42.